Segment information	12 Months Ended
Mar. 31, 2013
Segment information

25. Segment information:

(1) Enterprise-wide information:

Product information –

The following table provides product information for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Small precision motors:
Hard disk drives spindle motors	¥196,265	¥176,932	¥165,427
Other small precision motors *1 *3	152,121	154,505	154,297

Sub-total	348,386	331,437	319,724
Automotive, appliance, commercial and industrial products *2	163,411	208,529	248,464
Machinery	77,329	64,904	63,526
Electronic and optical components *3	78,368	69,377	69,188
Others *2	8,494	8,073	8,368

Consolidated total	¥675,988	¥682,320	¥709,270

Notes:

*1:	Starting in the year ended March 31, 2013, the “small precision motors” product category is divided into “hard disk drives spindle motors” and “other small precision motors.” To enable comparisons between periods, previously reported amounts have been reclassified.
*2:	Starting in the year ended March 31, 2013, the “general motors” product category is renamed as “automotive, appliance, commercial and industrial products” and the automotive components that were previously included in the “other” product category have been reclassified to the “automotive, appliance, commercial and industrial products” product category. To enable comparisons between periods, previously reported amounts have been reclassified.
*3:	Starting in the year ended March 31, 2013, the motor application products that were previously included in the “electronic and optical components” product category have been reclassified to the “small precision motors” product category. To enable comparisons between periods, previously reported amounts have been reclassified.

The “Hard disk drives spindle motors” group of products consists of hard disk drives spindle motors for 3.5-inch, 2.5-inch, and 1.8-inch hard disk drives.

The “Other small precision motors” group of products consists of brushless motors for many types of products, including optical disk drive motors, OA equipment motors, brushless fans, which are used in many types of products, including computers and game machines for the purpose of lowering the temperature of central processing units in these products, automotive fans, vibration motors for mobile phones, brush DC motors for many types of products, stepping motors, and motor application products.

The “Automotive, appliance, commercial and industrial products” group of products consists of home appliances, commercial and industrial motors and related products, automotive motors, and automotive components.

The “Machinery” group of products consists of test systems, measuring equipment, power transmission equipment, factory automation systems, card readers, industrial robots and press machines.

The “Electronic and optical components” group of products consists of camera shutters, camera lens units, switches, trimmer potentiometers, processing and precision plastic mold products.

“Others” consists of other services and other components.

Geographic information –

Revenues from external customers, which are attributed to countries based on the location of the parent company or the subsidiaries that transacted with the external customer for the years ended March 31, 2011, 2012 and 2013, and long-lived assets for the years ended March 31, 2012 and 2013 are as follows:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales:
Japan	¥295,376	¥260,470	¥213,169
U.S.A.	46,579	71,317	99,260
Singapore	28,015	40,595	55,712
Thailand	99,932	75,908	81,678
The Philippines	10,657	19,683	18,543
China	139,264	148,553	150,631
Other	56,165	65,794	90,277

Consolidated total	¥675,988	¥682,320	¥709,270

	Yen in millions
	For the year ended March 31
	2012	2013
Long-lived assets:
Japan	¥84,299	¥86,612
U.S.A.	15,650	21,047
Singapore	1,412	1,899
Thailand	33,476	42,418
The Philippines	11,691	11,838
China	47,260	56,756
Other	37,043	57,407

Consolidated total	¥230,831	¥277,977

(2) Operating segment information:

The operating segments reported below are defined as components of an enterprise for which separate financial information is available and regularly reviewed by NIDEC’s chief operating decision maker. NIDEC’s chief operating decision maker utilizes various measurements to assess segment performance and allocate resources to segments.

The Nidec Corporation segment comprises Nidec Corporation in Japan, which primarily develops and sells hard disk drives spindle motors, DC motors, fans, and automotive products.

The Nidec Electronics (Thailand) segment comprises Nidec Electronics (Thailand) Co., Ltd., a subsidiary in Thailand, and its consolidated subsidiaries, which primarily produce and sell hard disk drive motors. This segment also includes other subsidiaries in Asia which produce components for hard disk drives.

The Nidec (Zhejiang) segment comprises Nidec (Zhejiang) Corporation, a subsidiary in China, which primarily produces and sells hard disk drive motors.

The Nidec (Dalian) segment comprises Nidec (Dalian) Limited, a subsidiary in China, which primarily produces and sells DC motors and fans but excludes its automotive products business.

The Nidec Singapore segment comprises Nidec Singapore Pte. Ltd., a subsidiary in Singapore, and its consolidated subsidiary, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec (H.K.) segment comprises Nidec (H.K.) Co., Ltd., a subsidiary in Hong Kong, and its consolidated subsidiaries, which primarily sell hard disk drive motors, DC motors and fans.

The Nidec Philippines segment comprises Nidec Philippines Corporation, a subsidiary in the Philippines, and its consolidated subsidiary, which primarily produce and sell hard disk drive motors.

The Nidec Sankyo segment comprises Nidec Sankyo Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell DC motors, machinery, and electronic parts.

The Nidec Copal segment comprises Nidec Copal Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell optical and electronic parts and machinery.

The Nidec Tosok segment comprises Nidec Tosok Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell automotive parts.

The Nidec Copal Electronics segment comprises Nidec Copal Electronics Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell electronic parts.

The Nidec Techno Motor segment comprises Nidec Techno Motor Corporation, a subsidiary in Japan, and its consolidated subsidiaries, which primarily produce and sell commercial and industrial products.

The Nidec Motor segment comprises Nidec Motor Corporation and other subsidiaries in North America, which are subsidiaries of Nidec US Holdings Corporation, an intermediate holding company in the United States, as well as other subsidiaries in Latin America, Asia and Europe, which primarily produce and sell home appliance, commercial and industrial products. This segment also includes Nidec ASI, Avtron and Kinetek, which were newly consolidated for the year ended March 31, 2013.

The Nidec Motors & Actuators segment comprises Nidec Motors & Actuators in France, other subsidiaries in Europe and North America, and other manufacturing subsidiaries in China, which primarily produce and sell automotive products.

The All Others segment comprises subsidiaries that are operating segments but not designated as reportable segments due to their immateriality.

In accordance with ASC 205-20, “Presentation of Financial Statements—Discontinued Operations,” amounts in the segment information do not reflect discontinued operations, and previous periods’ segment information has been reclassified.

NIDEC evaluates performance based on segmental profit and loss, which consists of sales and operating revenues less operating expenses. All segmental operating income or loss is accounted for under Japanese GAAP, except for Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec (Dalian), Nidec Singapore, Nidec (H.K.), Nidec Philippines, Nidec Motor and Nidec Motors & Actuators. Therefore segmental data has not been prepared under U.S. GAAP on a basis that is consistent with the consolidated financial statements or on any other single basis that is consistent between segments. There are several differences between U.S. GAAP and the underlying accounting bases used by management, the principal differences that affect segmental operating income or loss are accounting for pension and severance costs, and leases. Our segmental operating income or loss is presented in accordance with financial reporting principles and practices generally accepted in Japan. Management believes that the monthly segmental information is available on a timely basis, and that it is sufficiently accurate at the segment income or loss level for management’s purposes.

The following tables show net sales to external customers and other financial information by operating segment for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to external customers:
Nidec Corporation	¥72,334	¥46,901	¥23,748
Nidec Electronics (Thailand)	86,086	64,226	63,349
Nidec (Zhejiang)	24,500	26,430	21,109
Nidec (Dalian)	4,218	4,269	3,648
Nidec Singapore	19,082	34,220	50,039
Nidec (H.K.)	55,724	50,748	52,028
Nidec Philippines	7,337	15,326	14,707
Nidec Sankyo	86,027	78,589	73,201
Nidec Copal	58,396	51,124	49,627
Nidec Tosok	29,745	33,358	31,090
Nidec Copal Electronics	30,553	29,098	26,845
Nidec Techno Motor	42,935	40,058	39,940
Nidec Motor	50,886	83,999	119,093
Nidec Motors & Actuators	38,371	44,748	44,707
All Others	69,402	78,268	96,236

Total	675,596	681,362	709,367
Adjustments *1	392	958	(97)

Consolidated total	¥675,988	¥682,320	¥709,270

*1	US GAAP adjustments primarily relate to the difference between recognition of revenue at the time of shipment and at the time of customer receipt.

NIDEC had sales to two customers of ¥165,797 million and ¥151,253 million for the year ended March 31, 2011 and 2012, and sales to one customer of ¥74,897 million for the year ended March 31, 2013 within the Nidec Corporation, Nidec Electronics (Thailand), Nidec (Zhejiang), Nidec Singapore, Nidec (H.K.) and “All Others” segments, that exceeded 10% of NIDEC’s net sales.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Net sales to other operating segments:
Nidec Corporation	¥74,406	¥100,064	¥108,282
Nidec Electronics (Thailand)	45,219	36,649	35,492
Nidec (Zhejiang)	6,618	3,617	2,977
Nidec (Dalian)	20,852	15,471	11,117
Nidec Singapore	451	448	709
Nidec (H.K.)	1,587	1,162	1,734
Nidec Philippines	28,504	24,390	25,682
Nidec Sankyo	556	396	300
Nidec Copal	2,632	2,318	2,093
Nidec Tosok	201	150	190
Nidec Copal Electronics	27	20	20
Nidec Techno Motor	889	952	3,143
Nidec Motor	—	30	154
Nidec Motors & Actuators	6,702	11,607	15,170
All Others	55,039	52,900	55,665

Total	243,683	250,174	262,728
Intersegment elimination	(243,683)	(250,174)	(262,728)

Consolidated total	—	—	—

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Operating income or loss:
Nidec Corporation	¥6,799	¥7,497	¥(4,856)
Nidec Electronics (Thailand)	21,473	15,027	10,525
Nidec (Zhejiang)	2,351	774	(2,689)
Nidec (Dalian)	2,658	431	(409)
Nidec Singapore	245	781	1,115
Nidec (H.K.)	564	359	146
Nidec Philippines	5,403	7,799	4,883
Nidec Sankyo	13,226	7,414	4,210
Nidec Copal	9,557	6,384	(3,192)
Nidec Tosok	4,009	3,140	1,715
Nidec Copal Electronics	4,969	4,194	3,277
Nidec Techno Motor	4,018	4,591	4,168
Nidec Motor	240	2,111	723
Nidec Motors & Actuators	1,274	3,126	3,447
All Others	16,184	11,201	10,541

Total	92,970	74,829	33,604

Consolidation adjustments mainly related to elimination of intersegment profits	1,455	2,789	2,167
Reclassification *1	(1,090)	(3,072)	(17,606)
U.S. GAAP adjustments and Others *2	(466)	(1,476)	(538)

	¥92,869	¥73,070	¥17,627

*1	Some items are reclassified from other expenses (income) and included in operating expenses (income). Reclassification mainly includes gain (loss) from sales (or disposal) of fixed assets.
*2	Others is mainly from the amortization of capitalized assets related to business combinations.

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Depreciation:
Nidec Corporation	¥1,072	¥995	¥917
Nidec Electronics (Thailand)	6,569	5,085	5,572
Nidec (Zhejiang)	1,430	1,231	1,196
Nidec (Dalian)	780	802	914
Nidec Singapore	79	70	133
Nidec (H.K.)	7	6	7
Nidec Philippines	2,734	2,598	2,750
Nidec Sankyo	3,830	3,715	3,773
Nidec Copal	3,990	3,115	3,806
Nidec Tosok	2,119	2,660	2,930
Nidec Copal Electronics	1,254	1,150	1,318
Nidec Techno Motor	1,676	1,491	1,890
Nidec Motor	2,914	3,892	6,481
Nidec Motors & Actuators	1,383	1,423	1,470
All Others	4,150	4,297	5,265

Total	33,987	32,530	38,422
U.S. GAAP adjustments *1 and Others *2	(1,006)	(1,019)	(3,487)

Consolidated total	¥32,981	¥31,511	¥34,935

*1	Some leased properties are not capitalized in the operating segments but are capitalized under U.S. GAAP.
*2	The amount of each segment includes amortization of intangible assets. Others mainly represent adjustments to exclude the amortization of intangible assets in order to reconcile amounts to consolidated total of depreciation.

	Yen in millions
	For the year ended March 31
	2012	2013
Segment assets:
Nidec Corporation	¥488,939	¥565,451
Nidec Electronics (Thailand)	107,523	91,784
Nidec (Zhejiang)	15,267	13,897
Nidec (Dalian)	19,119	24,159
Nidec Singapore	23,886	21,590
Nidec (H.K.)	17,345	15,678
Nidec Philippines	31,530	37,084
Nidec Sankyo	99,089	107,393
Nidec Copal	70,809	62,376
Nidec Tosok	38,035	43,566
Nidec Copal Electronics	35,517	38,684
Nidec Techno Motor	33,846	42,508
Nidec Motor	72,846	178,429
Nidec Motors & Actuators	43,053	46,601
All Others	127,875	158,270

Total	1,224,679	1,447,470
Elimination of intersegment assets, net of taxes	(510,192)	(579,649)
Intangible assets and other fair value adjustments	11,809	11,819
Goodwill	80,525	132,893
U.S.GAAP adjustments and Others *1	(6,420)	(7,681)

Consolidated total	¥800,401	¥1,004,852

*1	Others is mainly due to the reclassification of deferred tax assets and liabilities on consolidation.

	Yen in millions
	For the year ended March 31
	2012	2013
Expenditure for segment assets:
Nidec Corporation	¥659	¥1,991
Nidec Electronics (Thailand)	4,600	14,588
Nidec (Zhejiang)	662	710
Nidec (Dalian)	1,597	2,372
Nidec Singapore	87	417
Nidec (H.K.)	5	5
Nidec Philippines	2,370	1,876
Nidec Sankyo	5,278	4,777
Nidec Copal	8,363	9,539
Nidec Tosok	4,813	5,814
Nidec Copal Electronics	1,348	984
Nidec Techno Motor	2,719	5,144
Nidec Motor	1,993	3,594
Nidec Motors & Actuators	2,190	1,845
All Others	4,762	7,712

Consolidated total	¥41,446	¥61,368

NIDEC did not have significant non-cash items other than depreciation in reported profit. Equity in earnings of affiliates were not allocated to the segments in the financial information report available and were not regularly reviewed by NIDEC’s chief operating decision maker. Intersegment sales were made at prices that approximate current market value.